Intellectual property (Tables)	12 Months Ended
Dec. 31, 2016
Intellectual Property Tables
Intellectual property
	2016	2015
Intellectual property acquired	$ 25,271,000	$ 25,271,000
Accumulated amortization	(2,246,732)	(562,000)
	23,024,268	24,709,000